RECEIVABLES (Details Narrative) - CAD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025
Schedule Of Amounts Receivable
Expected credit loss	$ 15,217	$ 26,703	$ 302,067